DEFAULT AND FORBEARANCE ON THE 8 SENIOR SECURED CONVERTIBLE PROMISSORY NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DEFAULT AND FORBEARANCE ON THE 8 SENIOR SECURED CONVERTIBLE PROMISSORY NOTES
NOTE 7 - DEFAULT AND FORBEARANCE ON THE 8% SENIOR SECURED CONVERTIBLE PROMISSORY NOTE

On May 21, 2019, six months after the issuance of the first tranche of the 8% Senior Secured Convertible Promissory Note, the Note matured with $307,798 in principal outstanding and approximately $24,118 in accrued interest. The Company was unable to repay the principal and accrued interest and therefore was in default of the Note. The Note has default provisions permitting default interest of 18% to be charged on the Note as well as to charge a default amount of 150% of the unpaid principal and interest.

The Company and the Investor promptly began negotiations on a Forbearance Agreement and, on September 11, 2019, the Company and the Investor agreed to a Forbearance Agreement. Pursuant to this agreement, the Investor was willing to postpone pursuing its rights and remedies under the agreements, in particular and without limitation with respect to the acceleration of the promissory note and the immediate payment of the default amount and reduce the balance of the promissory note to the pre-default balance plus accrued non-default interest of $1,062,784. The Company’s outstanding principal amount of the Note, after conversions, and the accrued interest as of the Forbearance Agreement date of September 11, 2019, was $805,649. The Forbearance Agreement for the outstanding principal amount and accrued interest of $1,062,784 produced a forbearance penalty of $257,135. The penalty was amortized over the new maturity of the Note, June 30, 2020. The remaining discount was completely amortized to interest expense during the year ended December 31, 2020, and prior to the second forbearance agreement.

As of June 30, 2020, the 8% Senior Secured Convertible Promissory Note was again in default, with a principal balance of $709,862 and an accrued interest of $116,957. Likewise, the 8% Senior Secured Convertible Promissory Note issued December 2, 2019 (together with the 8% Senior Secured Convertible Promissory Note, the “Notes”) was in default as of June 2, 2020 with a principal balance of $149,546 and accrued interest of $4,910. The Company was unable to repay the principal and accrued interest on both Notes.

On June 30, 2020, the Company and the Investor entered into two New Forbearance Agreements with the same terms for each of the Notes. The Investor also agreed to continue the forbearance from September 11, 2019, the date of previous Forbearance Agreement. The 8% Senior Secured Convertible Promissory Note’s balance was reduced to the pre-default balance plus accrued non-default interest of $852,282, which includes a forbearance penalty of $25,471. Likewise, the 8% Senior Secured Convertible Promissory Note issued December 2, 2019 balance was reduced to the pre-default balance plus accrued non-default interest of $156,276. The maturity of both Notes was extended until November 28, 2020. The penalty was amortized over the new maturity of the Note and was completely amortized to interest expense during the year ended December 31, 2020.

As of November 28, 2020, the Company was again in default on the Notes. Although there was no forbearance agreement in place, both the Investor and Company continued to act according to the terms of the Notes.

As of March 12, 2021, both tranches of the Notes have been completely converted into common stock (See Note 6, “8% Senior Secured Convertible Promissory Notes”).

On May 21, 2019, six months after the issuance of the first tranche of the 8% Senior Secured Convertible Promissory Note, the Note matured with $307,798 in principal outstanding and approximately $24,118 in accrued interest. The Company was unable to repay the principal and accrued interest and therefore was in default of the Note. The Note has default provisions permitting default interest of 18% to be charged on the Note as well as to charge a default amount of 150% of the unpaid principal and interest.

The Note was issued with two $600,000 tranches of cash payments. Since both tranches are in one Note, both tranches are in default as of May 21, 2019.

The Company and the Investor promptly began negotiations on a Forbearance Agreement and on September 11, 2019, the Company and the Investor agreed to a Forbearance Agreement. Pursuant to this agreement, the Investor is willing to postpone pursuing its rights and remedies under the agreements, in particular and without limitation with respect to the acceleration of the promissory note and the immediate payment of the default amount and reduce the balance of the promissory note to the pre-default balance plus accrued non-default interest of $1,062,784 on the following terms: 1) subject to the Company’s compliance with the forbearance agreement, the forbearance shall commence on the effective date and will expire on June 30, 2020. 2) Should the Company fail to abide by any of the terms and conditions of the forbearance agreement, fail to comply with the terms of the other agreements, or fail to timely make the payments required under the promissory notes, or should the Company trigger an event of default, the forbearance period will immediately terminate. 3) Subject to the Company’s compliance with the forbearance period, the repayment of the promissory note will be reduced from 35% to 0%.

The Company’s outstanding principal amount of the Note, after conversions, and the accrued interest as of the Forbearance Agreement date of September 11, 2019, was $805,649. The Forbearance Agreement for the outstanding principal amount and accrued interest of $1,062,784 produces a forbearance penalty of $257,135. This amount increased both the principal balance of the Note and increased the debt discount by the same amount. The $257,135 penalty was amortized over the new maturity of the Note, June 30, 2020, and resulted in a $97,747 amortization expense during the year ended December 31, 2019. The outstanding principal amount of the Note was $983,524 at December 31, 2019. The total remaining discount in the amount of $289,093 was completely amortized to interest expense during the year ended December 31, 2020, and prior to the second forbearance agreement. The outstanding principal amount is $688,166 at December 31, 2020.

As of June 30, 2020, the 8% Senior Secured Convertible Promissory Note was again in default, with a principal balance of $709,862 and an accrued interest of $116,957. Likewise, the 8% Senior Secured Convertible Promissory Note issued December 2, 2019 (together with the 8% Senior Secured Convertible Promissory Note, the “Notes”) was in default as of June 2, 2020 with a principal balance of $149,546 and accrued interest of $4,910. The Company was unable to repay the principal and accrued interest on both Notes.

On June 30, 2020, the Company and the Investor entered into two New Forbearance Agreements with the same terms for each of the Notes. The Investor also agreed to continue the forbearance from September 11, 2019, the date of previous Forbearance Agreement. The 8% Senior Secured Convertible Promissory Note’s balance was reduced to the pre-default balance plus accrued non-default interest of $852,282, which includes a forbearance penalty of $25,471. This amount increased both the principal balance of the Note and increased the debt discount by the same amount. Likewise, the 8% Senior Secured Convertible Promissory Note issued December 2, 2019 balance was reduced to the pre-default balance plus accrued non-default interest of $156,276. The maturity of both Notes was extended until November 28, 2020. The penalty was amortized over the new maturity of the Note and was completely amortized to interest expense during the year ended December 31, 2020.

During the forbearance period, the acceleration of the Notes and payment of the default amounts shall be deemed suspended, subject to the ability of the Investor hereunder to immediately exercise its rights and remedies under this Forbearance Agreement, including but not limited to the acceleration of the Notes and enforcement of payment of the default amounts.

If at any time after the effective date: (i) the Company fails to abide by any of the terms and conditions of the Agreements; or (ii) the Company fails to comply with any of the terms of any of the other transaction documents; or (iii) the Company fails to timely make the payments required under the Notes; or (iv) any events of default occur, including but not limited to bankruptcy proceedings, then the forbearance period will immediately terminate, and the Investor may immediately exercise any of its rights and remedies provided for under the transaction documents, including but not limited to the acceleration of the Notes and enforcement of payment of the default amounts.

As of November 28, 2020, the Company was again in default on the Notes. Although there is no forbearance agreement in place, both the Investor and Company are continuing to act according to the terms of the Notes. Further, the Investor sold $30,000 in principal amount of the Notes to another third party Investor as of December 31, 2020.

Additionally, the Investor entered into a Note Purchase Agreement with an independent third party investor to sell $800,000 principal amount of the 8% Senior Secured Convertible Promissory Note in three tranches starting January 15, 2021. The tranches are 30 days apart and the principal amounts sold are $300,000 in the first tranche, $300,000 in the second tranche and $200,000 in the third tranche. With the sale of the third tranche, the Investor had completely disposed of its Note holdings.

As of March 12, 2021, both tranches of the Note have been completely converted into common stock.